DEPOSITS AND OBLIGATIONS (Details 1) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Deposits and Obligations [Line Items]
Non interest bearing deposits	S/ 29,382,909	S/ 28,084,691
Interest bearing deposits	67,787,502	57,831,696
Total	96,717,674	85,583,120
In Peru [Member]
Disclosure of Deposits and Obligations [Line Items]
Non interest bearing deposits	26,786,474	24,718,582
Interest bearing deposits	60,372,602	52,472,191
In other countries [Member]
Disclosure of Deposits and Obligations [Line Items]
Non interest bearing deposits	2,596,435	3,366,109
Interest bearing deposits	S/ 6,962,163	S/ 5,026,238